Acquisition and sale of businesses and purchase of non-controlling interests - Acquisitions in the year and purchase of shares of non-controlling interests (Detail) ¥ in Millions, £ in Millions			2 Months Ended	3 Months Ended	8 Months Ended
	Apr. 09, 2019 GBP (£)	Aug. 17, 2018 GBP (£)	Aug. 16, 2018	Jun. 30, 2019 GBP (£)	Apr. 08, 2019	Apr. 09, 2019 CNY (¥)	Sep. 28, 2018 GBP (£)	Aug. 17, 2018 CNY (¥)	Jun. 30, 2018 GBP (£)	Jun. 30, 2017 GBP (£)
Disclosure of detailed information about business combination [line items]
Consideration payable				£ 21.0					£ 739.0	£ 0.0
Sichuan Shuijingfang Company Limited
Disclosure of detailed information about business combination [line items]
Percentage of interest acquired	3.14%	20.29%				3.14%		20.29%
Proportion of ownership interest in subsidiary			39.71%	63.14%	60.00%
Copper Dog Whisky Limited Acquisition
Disclosure of detailed information about business combination [line items]
Percentage of interest acquired							70.00%
Consideration payable							£ 6.5
Net present value of deferred consideration							£ 10.0
Sichuan Shuijingfang Company Limited Acquisition
Disclosure of detailed information about business combination [line items]
Percentage of interest acquired	3.14%	20.29%				3.14%		20.29%
Consideration payable	£ 79.0	£ 696.0				¥ 690		¥ 6,084
Transaction costs	£ 2.0	£ 7.0